Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Taxes [Abstract]
Schedule of reportable financial statement income (loss) and taxable income (loss)
	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016

Tax expense (benefit) at the statutory rate	$(444,293)	$(703,624)
State income taxes (benefit), net of federal income tax benefit	(90,843)	(120,446)
Non-deductible expenses	13,104	637,419
Change in tax rate estimates	222,925	--
Change in valuation allowance	299,107	186,651
Total	$—	$—

Schedule of deferred tax assets and liabilities
	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016
Deferred tax assets:
Net operating loss carryforward	$247,090	$141,780
Amortization and depreciation	231,129	--
Provision for bad debt	8,163	45,495
Total gross deferred tax assets	486,382	187,725
Less: Deferred tax asset valuation allowance	(486,382)	(187,725)
Total net deferred tax assets	$—	$—